Derivative financial instruments - Schedule of Outstanding Hedges (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Current derivative financial assets	€ 11,110	€ 22,454
Current derivative financial liabilities	897	2,362
Derivatives
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Notional amount	729,781	801,110
Forward contracts | Financial Instruments Held For Hedging | Foreign currency exchange risk
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Notional amount	595,819	481,110
Interest rate swaps | Financial Instruments Held For Hedging | Interest rate risk
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Notional amount	133,962	320,000
At fair value
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Current derivative financial assets	11,110	22,454
Current derivative financial liabilities	(897)	(2,362)
At fair value | Forward contracts | Foreign currency exchange risk
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Positive fair value held for hedging	6,371	13,075
Negative fair value held for hedging	(897)	(2,362)
At fair value | Interest rate swaps | Interest rate risk
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Positive fair value held for hedging	4,739	9,379
Negative fair value held for hedging	€ 0	€ 0